Note Borrowings (Repurchase agreements accounted for as secured borrowings) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 281,529	$ 390,921
Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 281,529	$ 390,921
Repurchase liability weighted average interest rate	2.43%	1.66%
US Treasury Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 237,621	$ 279,373
Repurchase liability weighted average interest rate	2.54%	1.75%
US Treasury Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 138,689	$ 148,516
Repurchase liability weighted average interest rate	2.56%	1.70%
US Treasury Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 79,374	$ 87,357
Repurchase liability weighted average interest rate	2.47%	1.70%
US Treasury Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 19,558	$ 43,500
Repurchase liability weighted average interest rate	2.72%	2.00%
Obligations of U.S. Government sponsored entities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 6,055	$ 66,056
Repurchase liability weighted average interest rate	2.45%	1.64%
Obligations of U.S. Government sponsored entities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 0	$ 30,656
Repurchase liability weighted average interest rate	0.00%	1.77%
Obligations of U.S. Government sponsored entities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 6,055	$ 19,463
Repurchase liability weighted average interest rate	2.45%	1.48%
Obligations of U.S. Government sponsored entities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 0	$ 15,937
Repurchase liability weighted average interest rate	0.00%	1.60%
Mortgage Backed Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 27,324	$ 31,383
Repurchase liability weighted average interest rate	2.35%	1.51%
Mortgage Backed Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 6,859	$ 31,383
Repurchase liability weighted average interest rate	1.15%	1.51%
Mortgage Backed Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 20,465	$ 0
Repurchase liability weighted average interest rate	2.75%	0.00%
CMO | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 10,529	$ 14,109
Repurchase liability weighted average interest rate	0.25%	0.28%
CMO | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 10,529	$ 14,109
Repurchase liability weighted average interest rate	0.25%	0.28%